Stock Based Compensation - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Apr. 26, 2016	Jun. 20, 2016	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Stock based compensation
Total stock compensation expense from continuing operations			$ 5,069	$ 3,396	$ 4,383
RSUs
Stock based compensation
Granted (in shares)			104,982
Granted (in dollars per share)			$ 14.89
Vesting period (in years)			3 years
Period from grant date after which awards begin to vest			1 year
Aggregate compensation cost to be recognized over the vesting periods			$ 1,563	$ 4,637
Estimated forfeiture rate (as a percent)			25.00%
Number of restricted stock units awarded in accordance with market performance conditions during the period				1,532,417
Unrecognized compensation cost			$ 381
RSUs | Agreement for sale of assets and transfer of certain liabilities
Stock based compensation
Granted (in shares)		145,516
Granted (in dollars per share)		$ 15.16
Vesting period (in years)		3 years
Period from grant date after which awards begin to vest		1 year
RSUs | Vesting on April 26, 2015
Stock based compensation
Vesting rights (as a percent)				50.00%
RSUs | Vesting on April 26, 2016
Stock based compensation
Vesting rights (as a percent)				50.00%
RSUs | First tranche
Stock based compensation
Shares issued during the period				459,473
RSUs | First tranche | Agreement for sale of assets and transfer of certain liabilities
Stock based compensation
Shares issued during the period		21,022
RSUs | Second tranche
Stock based compensation
Shares issued during the period	467,073
Performance-based restricted stock units ("PRSUs")
Stock based compensation
Granted (in dollars per share)			$ 14.89
Period from grant date after which awards begin to vest			3 years
Estimated forfeiture rate (as a percent)			37.00%
Unrecognized compensation cost			$ 1,338
Performance-based restricted stock units ("PRSUs") | Maximum
Stock based compensation
Granted (in shares)			251,964
Performance-based restricted stock units ("PRSUs") | Agreement for sale of assets and transfer of certain liabilities
Stock based compensation
Period from grant date after which awards begin to vest		3 years
Performance-based restricted stock units ("PRSUs") | Agreement for sale of assets and transfer of certain liabilities | Maximum
Stock based compensation
Granted (in shares)		216,699
Restricted Stock
Stock based compensation
Granted (in shares)			141,353
Granted (in dollars per share)			$ 19.80
Unrecognized compensation cost			$ 1,093
Restricted Stock | Employee
Stock based compensation
Estimated forfeiture rate (as a percent)			9.00%
Vesting rights on each anniversary of grant date (as a percent)			33.30%
Restricted Stock | Director
Stock based compensation
Vesting rights on each anniversary of grant date (as a percent)			50.00%
Vesting rights on grant date (as a percent)			50.00%
Stock Options
Stock based compensation
Granted (in shares)			378,905	0	0
Granted (in dollars per share)			$ 5.764
Period from grant date after which awards begin to vest			1 year
Estimated forfeiture rate (as a percent)			30.00%
Maximum term of options			10 years
Percentage of the shares vest commencing one year after the date of grant			20.00%
Stock Options | Maximum
Stock based compensation
Vesting period (in years)			7 years
Stock Options | Agreement for sale of assets and transfer of certain liabilities
Stock based compensation
Granted (in shares)		310,735
Granted (in dollars per share)		$ 5.968
Period from grant date after which awards begin to vest		1 year
Maximum term of options		7 years
Percentage of the shares vest commencing one year after the date of grant		20.00%